Restructuring and Other Charges (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Summary of Restructuring and Other Charges and Balance of Restructuring Liability Included in Accrued Employee Compensation
The Company’s restructuring and other charges and balance of its restructuring liability, which was included in accrued employee compensation, consisted of the following for the three months ended March 31, 2025 (in thousands):

	Three Months Ended March 31, 2025
	Employee Related Payments	Non-cash Compensation	Asset Impairments	Total
Accrued balance as of December 31, 2024	$—	$—	$—	$—
Expense	1,259	176	—	1,435
Payments	(1,061)	—	—	(1,061)
Non-cash	—	(176)	—	(176)
Accrued balance as of March 31, 2025	$198	$—	$—	$198

The Company’s Restructuring and other charges and balance of its Restructuring liability, which was included in accrued employee compensation, consisted of the following for the year ended December 31, 2024 (in thousands):

	Year Ended December 31, 2024
	Employee Related Payments	Non-cash Compensation	Asset Impairments	Total
Accrued balance at December 31, 2023	$—	$—	$—	$—
Expense	3,414	263	742	4,419
Payments	(3,414)	—	—	(3,414)
Non-cash	—	(263)	(742)	(1,005)
Accrued balance at December 31, 2024	$—	$—	$—	$—